Acquisitions And Joint Ventures (Identifiable Intangible Assets Acquired In Connection With Acquisition) (Details) - Weyerhaeuser Pulp Business [Member] - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 212
Customer relationships and lists [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	95
Average Remaining Useful Life		24 years
Trade names, patents, trademarks and developed technology [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	113
Average Remaining Useful Life		8 years
Other Intangible Assets [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 4
Average Remaining Useful Life		10 years